*****************************************************************************
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
*****************************************************************************



                 Subject to Completion, Issued October 21, 2002


                                                                FLEXIBLE PREMIUM

                                                            VARIABLE ANNUITY - A

                                                                  Issued Through
                                                           SEPARATE ACCOUNT VA P
                                                                              By
                                             TRANSAMERICA LIFE INSURANCE COMPANY


Prospectus - November 1, 2002

This flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and twenty-nine underlying fund portfolios. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Flexible Premium Variable Annuity - A, you can obtain a free copy of the Statement of Additional Information (SAI) dated November 1, 2002. Please call us at (800) 525-6205 or write us at:
Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:
..  are not bank deposits
..  are not federally insured
..  are not endorsed by any bank or government agency
..  are not guaranteed to achieve their goal
..  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AEGON/Transamerica Series Fund, Inc.
   Capital Guardian Global
   Capital Guardian U.S. Equity
   Capital Guardian Value
   Dreyfus Mid Cap
   Federated Growth & Income
   MFS High Yield
   PIMCO Total Return
   Third Avenue Value
   T. Rowe Price Equity Income
   T. Rowe Price Growth Stock
   Transamerica Equity
   Transamerica Growth Opportunities
   Transamerica Money Market
   Transamerica U.S. Government Securities
   Van Kampen Emerging Growth

AIM Variable Insurance Funds - Series II shares
   AIM V.I. Basic Value Fund
   AIM V.I. Growth Fund
   AIM V.I. Mid Cap Core Equity Fund

Franklin Templeton Variable Insurance Products
Trust - Class 2
   Franklin Small Cap Fund
   Franklin Small Cap Value Securities Fund
   Mutual Shares Securities Fund
   Templeton Foreign Securities Fund

Janus Aspen Series - Service Shares
   Janus Aspen - Worldwide Growth Portfolio

Liberty Variable Investment Trust
   Colonial Small Cap Value Fund, Variable Series
   Liberty Select Value Fund, Variable Series

Variable Insurance Products Fund - Service Class 2
   Fidelity - VIP Growth Portfolio
   Fidelity - VIP Investment Grade Bond Portfolio
   Fidelity - VIP Mid Cap Portfolio

Wanger Advisors Trust
   Wanger U.S. Smaller Companies

TABLE OF CONTENTS

                                                        Page
GLOSSARY OF TERMS .....................................

SUMMARY ...............................................

ANNUITY POLICY FEE TABLE ..............................

EXAMPLES ..............................................

1.  THE ANNUITY POLICY ................................

2.  PURCHASE ..........................................
    Policy Issue Requirements .........................
    Premium Payments ..................................
    Initial Premium Requirements ......................
    Additional Premium Payments .......................
    Maximum Total Premium Payments ....................
    Allocation of Premium Payments ....................
    Policy Value ......................................

3.  INVESTMENT CHOICES ................................
    The Separate Account ..............................
    The Fixed Account .................................
    Transfers .........................................

4.  PERFORMANCE .......................................

5.  EXPENSES ..........................................
    Surrender Charges .................................
    Excess Interest Adjustment ........................
    Mortality and Expense Risk Fees ...................
    Administrative Charges ............................
    Premium Taxes .....................................
    Federal, State and Local Taxes ....................
    Transfer Fee ......................................
    Managed Annuity Program ...........................
    Initial Payment Guarantee .........................
    Liquidity Rider ...................................
    Beneficiary Earnings Enhancement ..................
    Beneficiary Earnings Enhancement -Extra ...........
    Portfolio Fees and Expenses .......................

6.  ACCESS TO YOUR MONEY ..............................
    Surrenders ........................................
    Delay of Payment and Transfers ....................
    Excess Interest Adjustment ........................

7.  ANNUITY PAYMENTS ..................................
    (THE INCOME PHASE) ................................
    Annuity Payment Options ...........................

8.  DEATH BENEFIT .....................................
    When We Pay A Death Benefit .......................
    When We Do Not Pay A Death Benefit ................
    Deaths After the Annuity Commencement Date ........
    Amount of Death Benefit ...........................
    Guaranteed Minimum Death Benefit ..................
    Adjusted Partial Surrender ........................

9.  TAXES .............................................
    Annuity Policies in General .......................
    Qualified and Nonqualified Policies ...............
    Surrenders - Qualified Policies ...................
    Surrenders - 403(b) Policies ......................
    Diversification and Distribution Requirements .....
    Surrenders - Nonqualified Policies ................
    Taxation of Death Benefit Proceeds ................
    Annuity Payments ..................................
    Annuity Contracts Purchased by Nonresident
      Aliens and Foreign Corporations .................
    Transfers, Assignments or Exchanges
      of Policies .....................................
    Possible Tax Law Changes ..........................
    Separate Account Charges ..........................

10. ADDITIONAL FEATURES ...............................
    Systematic Payout Option ..........................
    Managed Annuity Program ...........................
    Initial Payment Guarantee .........................
    Liquidity Rider ...................................
    Beneficiary Earnings Enhancement ..................
    Beneficiary Earnings Enhancement - Extra ..........
    Nursing Care and Terminal Condition
      Withdrawal Option ...............................
    Unemployment Waiver ...............................
    Telephone Transactions ............................
    Dollar Cost Averaging Program .....................
    Asset Rebalancing .................................

11. OTHER INFORMATION .................................
    Ownership .........................................
    Assignment ........................................
    Transamerica Life Insurance Company ...............
    The Separate Account ..............................
    Mixed and Shared Funding ..........................
    Exchanges and Reinstatements ......................
    Voting Rights .....................................
    Distributor of the Policies .......................
    IMSA ..............................................
    Legal Proceedings .................................

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION .............................

APPENDIX A
Historical Performance Data

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustment.

Annuitant--The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information given to us to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
..   premium payments; minus
..   partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
..   interest credited in the fixed account; plus
..   accumulated gains in the separate account; minus
..   losses in the separate account; minus
..   service charges, rider fees, premium taxes and transfer fees and any other charges, if any.

Separate Account-- Separate Account VA P is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your) -- The owner of the contract.

               (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.  THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers twenty-nine subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.  PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.  INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

  Capital Guardian Global
  Capital Guardian U.S. Equity
  Capital Guardian Value
  Dreyfus Mid Cap
  Federated Growth & Income
  MFS High Yield
  PIMCO Total Return
  Third Avenue Value
  T. Rowe Price Equity Income
  T. Rowe Price Growth Stock
  Transamerica Equity
  Transamerica Growth Opportunities
  Transamerica Money Market
  Transamerica U.S. Government Securities
  Van Kampen Emerging Growth
  AIM V.I. Basic Value Fund - Series II shares
  AIM V.I. Growth Fund - Series II shares
  AIM V.I. Mid Cap Core Equity Fund - Series II shares
  Franklin Small Cap Fund - Class 2
  Franklin Small Cap Value Securities Fund - Class 2
  Mutual Shares Securities Fund - Class 2
  Templeton Foreign Securities Fund - Class 2
  Janus Aspen - Worldwide Growth Portfolio - Service Shares
  Colonial Small Cap Value Fund, Variable Series
  Liberty Select Value Fund, Variable Series
  Fidelity - VIP Growth Portfolio - Service Class 2
  Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2 Fidelity - VIP Mid Cap Portfolio - Service Class 2
  Wanger U.S. Smaller Companies

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.  PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix A and in the SAI. This data does not indicate future performance.

5.  EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6.0% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.25% per year from the assets in each subaccount for the Return of Premium Death Benefit. An additional 0.15% or 0.25% fee will be charged if you elect the Annual Step-Up Death Benefit or the Enhanced Death Benefit, respectively.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, which currently range from 0% to 3.50%.

If you elect the Managed Annuity Program, there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then during the income phase, there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Liquidity Rider, there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first three years.

If you elect the Beneficiary Earnings Enhancement, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement - Extra, there is an annual fee equal to 0.50% or 0.60% of the policy value in the subaccounts for the 50% and 75% initial death benefit option, respectively.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.  ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to 10% of the policy value free of surrender charges each policy year. The amount that may be taken free of surrender charges is referred to as the cumulative free percentage. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in the following policy year.

Amounts surrendered in excess of this free amount may be subject to a surrender charge and excess interest adjustment.

You may also have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may also take out cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Unless you elect the Life with Emergency Cash(SM) annuity payment option, you can not take money out during the income phase, although you will be receiving annuity payments.

7.  ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Managed Annuity Program and Initial Payment Guarantee are available as optional riders and they guarantee a minimum amount for each payment.

8.  DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you generally may choose one of the following guaranteed minimum death benefits:
..   Return of Premium; or
..   Annual Step-Up; or
..   Enhanced.

Charges are lower for the Return of Premium Death Benefit than they are for the other death benefits.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.  TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For non-qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

..   You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "Systematic Payout Option" ("SPO"). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

..   You can elect an optional rider that guarantees you a minimum income base.
    This feature is called the "Managed Annuity Program" ("MAP"). There is an extra charge for this rider

..   You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "Initial Payment Guarantee ". There is an extra charge for this rider.

..   You can elect an optional rider that reduces the number of years each premium payment is subject to surrender
    charges. You can only elect this rider at the time you purchase your policy. This feature is called the "Liquidity Rider". There is an extra charge for this rider.

..   You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the "Beneficiary Earnings Enhancement" ("BEE") and the "Beneficiary Earnings Enhancement - Extra" ("BEE-Extra"). There is an extra charge for these riders.

..   Under certain medically related circumstances, you may surrender all or a part of the policy value without a surrender charge and excess interest adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option".

..   Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "Unemployment Waiver".

..   You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

..   You can arrange to automatically transfer money (at least $500 per transfer)
    monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "Dollar Cost Averaging".

..   We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "Asset Rebalancing".

These features may vary for certain policies, and may not be available for all policies, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Managed Annuity Program, the Initial Payment Guarantee, the Liquidity Rider, the Beneficiary Earnings Enhancement, and the Beneficiary Earnings Enhancement - Extra make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica are in the SAI. The subaccounts of the separate account had not commenced operations as of December 31, 2001, therefore there are no separate account financial statements.

12. INQUIRIES

If you need more information, please contact us at:

Administrative and Service Office
Financial Markets Division
Variable Annuity Department
Transamerica Life Insurance Company
4333 Edgewood Road NE
P.O. Box 3183
Cedar Rapids, IA 52406-3183

You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site. You should protect your PIN, because one-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

----------------------------------------------------------------------------------------------------------------------------
                                      ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)*
----------------------------------------------------------------------------------------------------------------------------
                                                                              Separate Account Annual Expenses
                 Policy Owner Transaction Expenses                       (as a percentage of average account value)
----------------------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments                              0     Mortality and Expense Risk Fees/(7)/             1.10%
Maximum Surrender Charge                                           Administrative Charge                            0.15%
  (as a % of Premium Payments  Surrendered)/(1)/             6%                                                     -----
Annual Service Charge/(2)/                 $0 - $30 Per Policy     TOTAL SEPARATE ACCOUNT
Transfer Fee/(3)/                                     $0 - $10     ANNUAL EXPENSES                                  1.25%

                                                                   Optional Separate Account Expenses:
Optional Rider Fees:                                               -----------------------------------
--------------------                                               Annual Step-Up Death Benefit/(8)/                0.15%
Managed Annuity Program/(4)/                              0.45%    Enhanced Death Benefit/(9)/                      0.25%
Beneficiary Earnings Enhancement/(5)/                     0.25%    Liquidity Rider/(10)/                            0.50%
Beneficiary Earnings Enhancement - Extra/(6)/       0.50%-0.60%    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
                                                                   HIGHEST OPTIONAL SEPARATE ACCOUNT
                                                                   EXPENSES/(11)/                                   2.00%
----------------------------------------------------------------------------------------------------------------------------
                                                Portfolio Annual Expenses/(12)/
                (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Total
                                                                                                         Rule     Portfolio
                                                                              Management      Other      12b-1      Annual
Portfolio                                                                        Fees       Expenses     Fees      Expenses
----------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Global                                                        1.05%         0.29%      0.00%      1.34%
 Capital Guardian U.S. Equity                                                   0.85%         0.23%      0.00%      1.08%
 Capital Guardian Value                                                         0.85%         0.09%      0.00%      0.94%
 Dreyfus Mid Cap                                                                0.85%         0.15%      0.00%      1.00%
 Federated Growth & Income                                                      0.75%         0.11%      0.00%      0.86%
 MFS High Yield                                                                 0.77%         0.33%      0.00%      1.10%
 PIMCO Total Return/(13)/                                                       0.70%         0.50%      0.00%      1.20%
 Third Avenue Value                                                             0.80%         0.12%      0.00%      0.92%
 T. Rowe Price Equity Income                                                    0.80%         0.10%      0.00%      0.90%
 T. Rowe Price Growth Stock                                                     0.80%         0.11%      0.00%      0.91%
 Transamerica Equity                                                            0.75%         0.10%      0.00%      0.85%
 Transamerica Growth Opportunities                                              0.85%         0.35%      0.00%      1.20%
 Transamerica Money Market                                                      0.35%         0.04%      0.00%      0.39%
 Transamerica U.S. Government Securities                                        0.65%         0.10%      0.00%      0.75%
 Van Kampen Emerging Growth                                                     0.80%         0.12%      0.00%      0.92%
 AIM V.I. Basic Value Fund - Series II shares/(14)/                             0.73%         0.57%      0.15%      1.45%
 AIM V.I. Growth Fund - Series II shares                                        0.62%         0.26%      0.25%      1.13%
 AIM V.I. Mid Cap Core Equity Fund - Series II shares/(15)/                     0.73%         0.51%      0.25%      1.45%
 Franklin Small Cap Fund - Class 2/(16)/                                        0.45%         0.31%      0.25%      1.01%
 Franklin Small Cap Value Securities Fund - Class 2/(17)/                       0.57%         0.20%      0.25%      1.02%
 Mutual Shares Securities Fund - Class 2                                        0.60%         0.19%      0.25%      1.04%
 Templeton Foreign Securities Fund - Class 2/(18)/                              0.68%         0.22%      0.25%      1.15%
 Janus Aspen - Worldwide Growth Portfolio - Service Shares/(19)/                0.65%         0.04%      0.25%      0.94%
 Colonial Small Cap Value Fund, Variable Series/(20)/                           0.80%         0.30%      0.00%      1.10%
 Liberty Select Value Fund, Variable Series/(21)/                               0.70%         0.40%      0.00%      1.10%
 Fidelity - VIP Growth Portfolio - Service Class 2/(22)/                        0.58%         0.10%      0.25%      0.93%
 Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2               0.43%         0.14%      0.25%      0.82%
 Fidelity - VIP Mid Cap Portfolio - Service Class 2/(22)/                       0.58%         0.11%      0.25%      0.94%
 Wanger U.S. Smaller Companies                                                  0.94%         0.05%      0.00%      0.99%
----------------------------------------------------------------------------------------------------------------------------

* During the income phase the fees may be different than those described in the fee table. See Section 5, Expenses.

/(1)/ The surrender charge is decreased based on the number of years since the premium payment was made, from 6% in the year in which the premium payment was made to 0% in the sixth year after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account.

       If you select the Life with Emergency Cash(SM) annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

/(2)/ The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account's policy value as a percentage of the policy's total policy value.

/(3)/ The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.

/(5)/ The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

/(6)/ The annual Beneficiary Earnings Enhancement-Extra fee is 0.50% or 0.60% of the policy in the subaccounts for the 50% and 75% initial death benefit option, respectively.

/(7)/ The mortality and expense risk fee shown (1.10%) is for the "Return of Premium Death Benefit".

/(8)/ The fee for the Annual Step-Up Death Benefit is in addition to the mortality and expense risk fee (1.10%).

/(9)/ The fee for the Enhanced Death Benefit is in addition to the mortality and expense risk fee (1.10%).

/(10)/ The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.10%). This fee is only charged for the first three policy years.

/(11)/ The Enhanced Death Benefit fee and Liquidity Rider fee are included herein. The Annual Step-Up Death Benefit fee is not included herein since it is less expensive than the Enhanced Death Benefit and the two optional death benefits may not be elected together.

/(12)/ The fee table information relating to the underlying fund portfolios is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

/(13)/ Because the portfolio commenced operations on or about May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.

/(14)/ The Investment advisor has agreed to waive fees and/or reimburse Rule
       12b-1 distribution plan expenses (excluding interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total Series II operating expenses to 1.45% of average daily net assets until December 31, 2002. Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund - Series II was 1.55%.

/(15)/ The fund's distributor has agreed to waive advisory fees of Series II shares (excluding interest, taxes, dividend expenses or short sales, extraordinary items and increases in expenses due to offset arrangements, if any) to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 1.45%.

/(16)/ For the Franklin Small Cap Fund - Class 2, the manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.09%.

/(17)/ For the Franklin Small Cap Value Securities Fund - Class 2, the manager has agreed to advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money market fund . This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.05%.

/(18)/ For the Templeton Foreign Securities Fund - Class 2, the manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.16%.

/(19)/ Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.

/(20)/ Other Expenses and Total Portfolio Annual Expenses before waivers and/or reimbursements were 0.52% and 1.32%, respectively.

/(21)/ Other Expenses and Total Portfolio Annual Expenses before waivers and/or reimbursements were 0.88% and 1.58%, respectively.

/(22)/ The expenses presented in the table are shown without brokerage/custodial expense reductions. With these reductions, the portfolios' other expenses and total expenses would have been: Growth Portfolio - 0.07% and 0.90%; and Mid Cap Portfolio - 0.05% and 0.88%.

EXAMPLES - TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming no optional riders or features have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit
B = Annual Step-Up Death Benefit
C = Enhanced Death Benefit

------------------------------------------------------------------------------------------------------------------------
                                                                                      If the Policy is annuitized at
                                                   If the Policy is surrendered       The end of the applicable time
                                                   at the end of the applicable      Period or if the Policy is still
                                                           time period.                 In the accumulation phase.
                                                ------------------------------------------------------------------------
 Subaccounts                                           1                 3                  1                 3
                                                      Year             Years              Year              Years
------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Global                     A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity                A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Value                      A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------
 Dreyfus Mid Cap                             A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------
 Federated Growth & Income                   A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------
 MFS High Yield                              A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return                          A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------
 Third Avenue Value                          A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income                 A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock                  A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------
 Transamerica Equity                         A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------
 Transamerica Growth Opportunities           A
                                           -----------------------------------------------------------------------------
                                             B
                                           -----------------------------------------------------------------------------
                                             C
------------------------------------------------------------------------------------------------------------------------

EXAMPLES TABLE A - continued...

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                          If the Policy is surrendered        the end of the applicable time
                                                          at the end of the applicable       period or if the Policy is still
                                                                  time period.                   in the accumulation phase.
                                                      --------------------------------------------------------------------------
                                                               1                 3                 1                  3
 Subaccounts                                                 Year              Years              Year              Years
--------------------------------------------------------------------------------------------------------------------------------
 Transamerica Money Market                       A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Transamerica U.S. Government Securities         A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Van Kampen Emerging Growth                      A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund - Series II shares    A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund - Series II shares         A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund -             A
 Series II shares                              ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap Fund - Class 2               A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap Value Securities Fund -      A
 Class 2                                       ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund - Class 2         A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund - Class 2     A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Worldwide Growth -                A
   Service Shares                              ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Colonial Small Cap Value Fund,                  A
 Variable Series                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Liberty Select Value Fund, Variable Series      A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Growth - Service Class 2         A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Investment Grade Bond -          A
   Service Class 2                             ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------

EXAMPLES TABLE A - continued...

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            If the Policy is annuitized at
                                                        If the Policy is surrendered        the end of the applicable time
                                                        at the end of the applicable       period or if the Policy is still
                                                                time period.                   in the accumulation phase.
                                                    ----------------------------------------------------------------------------
                                                             1                 3                 1                  3
 Subaccounts                                               Year              Years              Year              Years
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Mid Cap - Service Class 2        A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------
 Wanger U. S. Smaller Companies                  A
                                               ---------------------------------------------------------------------------------
                                                 B
                                               ---------------------------------------------------------------------------------
                                                 C
--------------------------------------------------------------------------------------------------------------------------------

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the Managed Annuity Program, the Liquidity Rider, and the Beneficiary Earnings Enhancement - Extra have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Annual Step-Up Death Benefit
C = Enhanced Death Benefit

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                           If the Policy is surrendered       The end of the applicable time
                                                           at the end of the applicable      Period or if the Policy is still
                                                                   time period.                 In the accumulation phase.
                                                       -------------------------------------------------------------------------
 Subaccounts                                                   1                 3                  1                 3
                                                              Year             Years              Year              Years
--------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Global                         A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian U.S. Equity                    A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Value                          A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Mid Cap                                 A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Federated Growth & Income                       A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  MFS High Yield                                  A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  PIMCO Total Return                              A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Third Avenue Value                              A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income                     A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock                      A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Transamerica Equity                             A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Transamerica Growth Opportunities               A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------

EXAMPLES TABLE B - continued...

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                          If the Policy is surrendered        the end of the applicable time
                                                          at the end of the applicable       period or if the Policy is still
                                                                  time period.                   in the accumulation phase.
                                                      --------------------------------------------------------------------------
                                                               1                 3                 1                  3
 Subaccounts                                                 Year              Years              Year              Years
--------------------------------------------------------------------------------------------------------------------------------
  Transamerica Money Market                       A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Transamerica U.S. Government Securities         A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Van Kampen Emerging Growth                      A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund - Series II shares    A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund - Series II shares         A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity Fund -             A
  Series II shares                             ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Fund - Class 2               A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Value Securities Fund -      A
  Class 2                                      ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund - Class 2         A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund - Class 2     A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth -                A
  Service Shares                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Colonial Small Cap Value Fund,                  A
    Variable Series                            ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Liberty Select Value Fund, Variable Series      A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth - Service Class 2         A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP Investment Grade Bond -          A
    Service Class 2                            ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------

EXAMPLES TABLE B - continued...

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                          If the Policy is surrendered        the end of the applicable time
                                                          at the end of the applicable       period or if the Policy is still
                                                                  time period.                   in the accumulation phase.
                                                      --------------------------------------------------------------------------
                                                               1                 3                 1                  3
 Subaccounts                                                 Year              Years              Year              Years
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap - Service Class 2        A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------
  Wanger U. S. Smaller Companies                  A
                                               ---------------------------------------------------------------------------------
                                                  B
                                               ---------------------------------------------------------------------------------
                                                  C
--------------------------------------------------------------------------------------------------------------------------------

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2001 expenses of the underlying fund portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In these examples, the annual $30 service charge is reflected as a charge of 0.1000% based on an average policy value of $30,000.00 (as of December 31, 2001).

1.  THE ANNUITY POLICY

This prospectus describes the Flexible Premium Variable Annuity - A policy offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a "flexible premium" annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Managed Annuity Program or Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.  PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:
..   Transamerica receives all information needed to issue the policy;
..   Transamerica receives a minimum initial premium payment;
..   The annuitant, owner and any joint owner are age 85 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is generally no minimum initial premium payment for policies issued under 403(b) policies of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-80 require prior approval by Transamerica. For issue ages over 80, we allow premium payments up to $500,000.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the Dollar Cost Averaging Program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.  INVESTMENT CHOICES

The Separate Account

There are currently twenty-nine variable subaccounts available under the policy for new investors.

The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC.
Subadvised by Capital Guardian Trust Company
    Capital Guardian Global
    Capital Guardian U.S. Equity
    Capital Guardian Value
Subadvised by The Dreyfus Corporation
    Dreyfus Mid Cap
Subadvised by Federated Investment Counseling
    Federated Growth & Income
Subadvised by Massachusetts Financial Services Company
    MFS High Yield
Subadvised by Pacific Investment Management Company LLC
    PIMCO Total Return
Subadvised by EQSF Advisors, Inc.
    Third Avenue Value

Subadvised by T. Rowe Price Associates, Inc.
    T. Rowe Price Equity Income
    T. Rowe Price Growth Stock
Subadvised by Transamerica Investment Management, LLC
    Transamerica Equity
    Transamerica Growth Opportunities
    Transamerica Money Market
    Transamerica U.S. Government Securities
Subadvised by Van Kampen Asset Management Inc.
    Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS - SERIES II SHARES
Managed by A I M Advisors, Inc.
    AIM V.I. Basic Value Fund
    AIM V.I. Growth Fund
    AIM V.I. Mid Cap Core Equity Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
Managed by Franklin Advisers, Inc.
    Franklin Small Cap Fund
Managed by Franklin Advisory Services, LLC
    Franklin Small Cap Value Securities Fund
Managed by Franklin Mutual Advisers, LLC
    Mutual Shares Securities Fund
Managed by Templeton Investment Counsel LLC
    Templeton Foreign Securities Fund

JANUS ASPEN SERIES - SERVICE SHARES
Managed by Janus Capital Corporation
    Janus Aspen - Worldwide Growth Portfolio

LIBERTY VARIABLE INVESTMENT TRUST
Managed by Liberty Advisory Services Corp.
    Colonial Small Cap Value Fund, Variable Series
    Liberty Select Value Fund, Variable Series

VARIABLE INSURANCE PRODUCTS FUND (VIP) - SERVICE CLASS 2
Managed by Fidelity Management & Research Company
    Fidelity - VIP Growth Portfolio
    Fidelity - VIP Investment Grade Bond Portfolio
    Fidelity - VIP Mid Cap Portfolio

WANGER ADVISORS TRUST
Managed by Liberty Wanger Asset Management, L.P.
    Wanger U.S. Smaller Companies

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolios' investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios, and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however. We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than 3% per year.

If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:
..   Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
..   Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
..   Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum). Currently, there is no charge for transfers and generally no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to limitations described below under "Telephone Transactions."

Market Timing. The policy you are purchasing was not designed for professional
-------------
market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on a portfolio's operations, or if a portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

We do not permit market timing. Do not invest with us if you are a market timer.

4.  PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix A to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.  EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the five years following payment of each premium payment:

  ---------------------------------------------------
    Number of Years Since       Surrender Charge
    Premium Payment Date      (as a percentage of
                              premium surrendered)
  ---------------------------------------------------
            0 - 1                      6%
            1 - 2                      6%
            2 - 3                      6%
            3 - 4                      4%
            4 - 5                      2%
          5 or more                    0%
  ---------------------------------------------------

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($21,200), you would pay a surrender charge of $528 on the remaining $8,800 (6% of $30,000 - $21,200).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000 - ($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. See Section 10 - Liquidity Rider.

Life with Emergency Cash(SM) Surrender Charge. If you select the Life with
---------------------------------------------
Emergency Cash(SM) annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

------------------------------------------------------
      Number of Years           Surrender Charge
Since Annuity Commencement     (as a percentage of
           Date              adjusted policy value)
------------------------------------------------------
           0 - 1                       4%
------------------------------------------------------
           1 - 2                       3%
------------------------------------------------------
           2 - 3                       2%
------------------------------------------------------
           3 - 4                       1%
------------------------------------------------------
         4 or more                     0%
------------------------------------------------------

Note carefully the following three things about this surrender charge:
..   this surrender charge is measured from the annuity commencement date and not
    from the premium payment date;                                           ---
..   this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash(SM) annuity payment option, and not a
    percentage of premium; and                                      ---
..   under this payment option, there is no surrender charge free amount.
                                        --

Excess Interest Adjustment

Full and partial surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year or increase the amount credited. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.10%, for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.15% higher at an annual rate of 1.25%, and for the Enhanced Death Benefit, the daily mortality and expense risk fee is 0.25% higher at an annual rate of 1.35%. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
..   you begin receiving annuity payments;
..   you surrender the policy; or
..   a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Managed Annuity Program

If you elect the Managed Annuity Program, there is an annual rider fee during the accumulation phase of 0.45% of the minimum income base, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first three policy years.

Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Beneficiary Earnings Enhancement - Extra

If you elect the Beneficiary Earnings Enhancement - Extra, there is an annual rider fee during the accumulation phase of 0.50% or 0.60% of the policy value for the 50% and 75% initial death benefit option, respectively. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

6.  ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:
..   by making a surrender (either a complete or partial surrender); or by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to 10% of the policy value free of surrender charges each policy year. The free amount is cumulative so any free amount not taken one year is available to be taken the following year free of surrender charges.

Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life with Emergency Cash(SM) payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date we receive all required information at our Administrative and Service Office. We may defer such payments from the separate account if:
..   the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
..   an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
..   the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" a policy owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:
..   surrenders of cumulative interest credited;
..   nursing care or terminal condition withdrawal option surrenders;
..   unemployment waiver surrenders;
..   surrenders to satisfy any minimum distribution requirements; and
..   Systematic Payout Option payments, which do not exceed the cumulative interest credited divided by the number of payouts made per year.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be available for all policies.

7.  ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85. We may allow a later annuity commencement date, but in no event will that date be later than the last day of the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below (these options are not available under the Managed Annuity Program). You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments (under some circumstances, the Managed Annuity Program could provide a higher annuitization value). If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses), is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur under the Managed Annuity Program and Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we
-----------------------------------
use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments
-----------------------------------------------
only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3--Life Income. You may choose between:
-----------------------------
..   No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.
..   10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.
..   Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.
..   Life with Emergency Cash(SM) (fixed or variable)--Payments will be made during the annuitant's lifetime. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least
    $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium (see "Expenses" for the surrender charge schedule). The Life with Emergency Cash(SM) benefit will continue through age 100 of the annuitant. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)

Payment Option 4--Income of a Specified Amount. Payments are made for any
----------------------------------------------
specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:
--------------------------------------------
..   No Period Certain (fixed or variable) --Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
..   Life with Emergency Cash(SM) (fixed or variable)--Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium (see "Expenses" for the surrender charge schedule). The Life with Emergency Cash(SM) benefit will continue through age 100 of the annuitant. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may vary by policy.

NOTE CAREFULLY:
IF:
..   you choose Life Income with No Period Certain or a Joint and Survivor
    Annuity with No Period Certain; and

..   the annuitant dies before the due date of the second (third, fourth, etc.)
    annuity payment;
THEN:
..   we may make only one (two, three, etc.) annuity payments.

IF:
..   you choose Income for a Specified Period, Life Income with 10 Years Certain,
    Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
..   the person receiving payments dies prior to the end of the guaranteed period;
THEN:
..   the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

However, IF:
..   you choose Life with Emergency Cash(SM); and
..   the annuitant dies before age 100;
THEN:
..   the Life with Emergency Cash(SM) death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.  DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:
..   you are both the annuitant and sole owner of the policy; and
..   you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:
..   you are not the annuitant; and
..   the annuitant dies before the annuity commencement date.
..   If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:
..   you are not the annuitant; and
..   you die prior to the annuity commencement date;

Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
..   you are not the annuitant; and
..   you die on or after the annuity commencement date; and
..   the entire interest in the policy has not been paid to you;
THEN:
..   the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:
..   You are receiving annuity payments under the Life with Emergency Cash(SM);
    and
..   The annuitant dies before age 100;
THEN:
..   A Life with Emergency Cash(SM) death benefit will be paid.

NOTE CAREFULLY:
If the owner does not name a contingent/successor owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a successor/contingent owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent/successor owner is named in a written notice Transamerica receives.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:
..   policy value on the date we receive the required information; or
..   cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or
..   guaranteed minimum death benefit (discussed below), plus premium payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.  Return of Premium Death Benefit
    -------------------------------

    The Return of Premium Death Benefit is:
    .  total premium payments; less
    .  any adjusted partial surrenders as of the date of death.
    The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application. The charges are lower for this option then for the others.

B.  Annual Step-Up Death Benefit
    ----------------------------

    On each policy anniversary before your 81/st/ birthday, a new "stepped-up" death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:
    . the largest policy value on the policy date or on any policy anniversary before the earlier of the date of death or the annuitant's 81/st/ birthday; plus
    .  any premium payments you have made since that date; minus
    .  any adjusted partial surrenders we have paid to you since that date.

    The Annual Step-Up Death Benefit is not available if the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit (an extra 0.15% annually).

C.  Enhanced Death Benefit
    ----------------------

    The death benefit under this option is the greater of 1 or 2 below:

    1.  The 6% Annually Compounding through age 80 Death Benefit is:
        .  the total premium payments; less
        .  any adjusted partial surrenders; plus
        . interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.

    2.  The Monthly Step-Up through age 80 Death Benefit is equal to:
        . the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81/st/ birthday; plus
        . any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

    The Enhanced Death Benefit option is not available if the annuitant is 81 or older on the policy date. There is an extra charge for this benefit (an extra 0.25% annually).

IF, under all three death benefit options:
..   the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and
..   the guaranteed minimum death benefit is greater than the policy value;
THEN:
..   we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy, and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as "adjusted partial withdrawal" in your policy.

9.  TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
..   Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
..   Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
..   Corporate Pension and Profit-Sharing Plans and H.R. 10 Plan: Employers and
    self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
..   Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
..   the amount that can be contributed to the policy during any year;
..   the time when amounts can be paid from the policies; and
..   the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders--403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when an owner:
..   reaches age 59 1/2;
..   leaves his/her job;
..   dies;
..   becomes disabled (as that term is defined in the Internal Revenue Code); or
..   declares hardship. However, in the case of the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed. You should consult a tax adviser if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract,", which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:
..   paid on or after the taxpayer reaches age 59 1/2;
..   paid after an owner dies;
..   paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
..   paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
..   paid under an immediate annuity; or
..   which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:
..   if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
..   if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
..   Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
..   Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the Managed Annuity Program or the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. In addition, stabilized annuity payments may not qualify as a series of substantially equal payments that would be exempt from any applicable penalty tax. You should consult a tax adviser on these issues.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Beneficiary Earnings Enhancement and the Beneficiary Earnings Enhancement - Extra as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Beneficiary Earnings Enhancement, Beneficiary Earnings Enhancement - Extra, or any other optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to 10% (annually) of your policy value free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50 and cannot exceed 10% of the policy value, at the time a systematic payout option payment is made, divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Managed Annuity Program

The optional "Managed Annuity Program" assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option. The Managed Annuity Program also guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains (if any) of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are age 91 or older (earlier if required by state law). You also have the option to upgrade your minimum income base.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e. the date
-------------------
the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:
..   the minimum income base on the rider date; plus
..   any subsequent premium payments; minus
..   any subsequent surrenders;
..   all of which are accumulated at the annual growth rate from the date of each transaction; minus
..   any premium taxes.

The annual growth rate is 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any other annuity payment options. The Managed Annuity Program payment options are:
..   Life Income--An election may be made for "No Period Certain" or "10 Years
    Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
..   Joint and Full Survivor--An election may be made for "No Period Certain" or
    "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:
IF:
..   You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..   The annuitant dies before the due date of the second (third, fourth, etc.)
    annuity payment;
THEN:
..   We will make only one (two, three, etc.) annuity payments.

IF:
..   You annuitize using the Managed Annuity Program before the 10/th/ rider anniversary;
THEN:
..   the first payment will be calculated with an annuity factor age adjustment.
    See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity
-----------------------------
Program before the 10/th/ rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age.

NOTE CAREFULLY: An annuity factor age adjustment results in all payments being
--------------
lower than if an annuity factor age adjustment was not used, and the difference can be substantial.

See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

  ------------------------------------------------------
       Number of Years           Age Adjustment:
          Since the         Number of Years Subtracted
         Rider Date               from Your Age
  ------------------------------------------------------
            0-1                         10
  ------------------------------------------------------
            1-2                         9
  ------------------------------------------------------
            2-3                         8
  ------------------------------------------------------
            3-4                         7
  ------------------------------------------------------
            4-5                         6
  ------------------------------------------------------
            5-6                         5
  ------------------------------------------------------
            6-7                         4
  ------------------------------------------------------
            7-8                         3
  ------------------------------------------------------
            8-9                         2
  ------------------------------------------------------
            9-10                        1
  ------------------------------------------------------
            **10                        0
  ------------------------------------------------------
------
** greater than

Managed Annuity Program Annuity Payments. The minimum income base is used solely
----------------------------------------
to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payment options), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0% assumed investment return) that provide for higher payment levels for a given adjusted policy value then the Managed Annuity Program. You should carefully consider these factors, since electing annuity payments under the Managed Annuity Program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the
---------------------------
policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
..   the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
..   the new fees, thresholds and factors may be higher (or lower) than before;
    and
..   the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base at the time you elect the upgrade.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize
-----------------------------------------------------
using the Managed Annuity Program within the 30 days after a policy anniversary after the Managed Annuity Program is elected. You cannot, however, annuitize using the Managed Annuity Program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:
..   If you annuitize at any time other than indicated above, you cannot use the
    Managed Annuity Program.
..   If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed
--------------------------------------
Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, 0.45% of the minimum income base on
---------------------------
the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum income base. We may change this threshold in the future.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual
----------------------
rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The Managed Annuity Program will terminate upon the earliest of the
-----------
following:
..   The date we receive written notice from you requesting termination of the
    Managed Annuity Program (you may not terminate the rider before the first rider anniversary);
..   annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the Managed Annuity Program);
..   upgrade of the minimum income base (although a new rider will be issued);
..   termination of your policy; or
..   30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The Managed Annuity Program may vary for certain policies and may not be available for all policies.

For policies sold in Minnesota and New Jersey, certain provisions differ from the above description. Minnesota and New Jersey residents should see the separate supplement describing this feature for their state.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in
---------
addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values. The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only
--------------------------
at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5.0% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.
-----------

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that
------------------
apply if the Liquidity Rider is elected:

  ---------------------------------------------------
    Number of Years Since       Surrender Charge
    Premium Payment Date      (as a percentage of
                              premium surrendered)
  ---------------------------------------------------
            0 - 1                      6%
            1 - 2                      6%
            2 - 3                      6%
          3 or more                    0%
  ---------------------------------------------------

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily
---------
net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first three policy years.

Accumulation Unit Values. After the end of the first three policy years, the
------------------------
0.50% rider fee will no longer be assessed. We intend to administer the removal of the fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the third policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination.  The rider is irrevocable.
-----------
The Liquidity Rider may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement

The optional "Beneficiary Earnings Enhancement" pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. No benefit is paid under the rider unless
(a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The Beneficiary Earnings Enhancement is available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is
---------------------------------------
only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:
..   the Beneficiary Earnings Enhancement factor (see below); multiplied by
..   the rider earnings on the date the death benefit is calculated.

Rider earnings equal:
..   the policy death benefit; minus
..   policy value on the rider date; minus
..   premium payments after the rider date; plus
..   surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to
--------------------
continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse has the following options:
..   Continue the policy and receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 81; however, it would only cover gains from the time of such election going forward; or
..   Continue the policy without the one-time policy value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the Beneficiary Earnings Enhancement based on gains since the rider was issued, not just since the time of the first death. If the rider is terminated prior to this death, no Beneficiary Earnings Enhancement is payable.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each
---------
rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefits (because there are no rider earnings).

Termination.  The rider will remain in effect until:
-----------
..   you cancel it by notifying our service center in writing,
..   the policy is annuitized or surrendered, or
..   the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Beneficiary Earnings Enhancement may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement - Extra

The optional "Beneficiary Earnings Enhancement - Extra" pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement - Extra is available for issue ages through age 75.

Additional Death Benefit Amount. The additional death benefit is only payable if
-------------------------------
you elected the rider at least five years prior to the death triggering the payment of the policy death benefit, and a death benefit is payable under the policy. If a death benefit is payable before the end of the fifth year, all rider fees paid since the rider date will be refunded. After the fifth year, the additional death benefit is equal to:
..   rider benefit percentage (40% for issues ages through age 70 and 25% for ages 71-75) multiplied by the sum of:
..   future growth (see below); and
..   the initial death benefit option (see below) multiplied by the policy death benefit on the rider date, minus surrenders after the rider date that exceed future growth on the date of surrender.

Future growth equals:
..   the policy death benefit payable; minus
..   the death benefit on the rider date; minus
..   premium payments after the rider date; plus
..   surrenders after the rider date that exceed the future growth on the date of the surrender.

The initial death benefit option, either 50% or 75%, is selected by you at the time you elect this rider. If an additional death benefit is payable, the 75% initial death benefit option will generally provide a larger additional death benefit amount than the 50% initial death benefit option. Please note that you pay a higher fee for the 75% initial death benefit option than for the 50% initial death benefit option.

No benefit is payable under the Beneficiary Earnings Enhancement - Extra if the policy death benefit payable is less than one minus the initial death benefit option, multiplied by the death benefit at the time the rider was added (adjusted for surrenders after the rider date). In other words, no additional death benefit is generally payable if:
..   For the 75% initial death benefit option - the policy death benefit payable is less than 25% of the adjusted policy death benefit at the time the rider was added; or
..   For the 50% initial death benefit option - the policy death benefit payable is less than 50% of the adjusted policy death benefit at the time the rider was added.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional death benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional death benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to
--------------------
continue the policy instead of receiving the death benefit and additional death benefit, the spouse will receive a one-time policy value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as they are under the age of 76.

Rider Fee. A rider fee, currently 0.50% of the policy value for the 50% initial
---------
death benefit option and 0.60% of the policy value for the 75% initial death benefit option, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination.  The rider will remain in effect until:
-----------
..   you cancel it by notifying our service center in writing,
..   the policy is annuitized or surrendered, or
..   the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Beneficiary Earnings Enhancement - Extra may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition
Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender, under certain circumstances, because you or your spouse has been:
..   confined in a hospital or nursing facility for 30 days in a row; or
..   diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:
..   employed full time for at least two years prior to becoming unemployed;
..   employed full time on the policy date;
..   unemployed for at least 60 days in a row at the time of surrender;
..   must have a minimum cash value at the time of surrender of $5,000; and
..   you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:
..   you select the "Telephone Transfer/Reallocation Authorization" box in the
    policy application or enrollment information; or
..   you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time. We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money (portions of policy value) from certain investment options into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging.

Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the Dollar Cost Averaging program during all economic conditions.

There are two Dollar Cost Averaging programs available under your policy:
Traditional and Special.

Traditional Dollar Cost Averaging. During the accumulation phase, you may
---------------------------------
instruct us to automatically transfer money from the Traditional Dollar Cost Averaging fixed account option, or the money market subaccount, into one or more variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however, each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers will begin as soon as the program is started.

NOTE CAREFULLY:
..   If you attempt to begin a Traditional Dollar Cost Averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain where it is at until the minimum amount is reached or you transfer the funds out.
..   If you specify the number of transfers, up to two additional transfers may be necessary to complete a Traditional Dollar Cost Averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to
-----------------------------
allocate premium payments to either the six or twelve month Special Dollar Cost Averaging accounts of the fixed account. Amounts will then be transferred from the Special Dollar Cost Averaging account to the variable subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.

Dollar Cost Averaging Program Premium Payments. If you elect Dollar Cost
----------------------------------------------
Averaging and have multiple sources funding your policy, the Dollar Cost Averaging Program will begin with the first money received. As the money from the other sources is received, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the Dollar Cost Averaging Program has ended, a new Dollar Cost Averaging Program will start when we receive the money (assuming it meets the minimum Dollar Cost Averaging requirements).

If you make additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If additional premium is received after a Dollar Cost Averaging Program is completed, absent new instructions to the contrary:
..   a new Dollar Cost Averaging Program will be started using the previous instructions; or
..   if the additional premium does not meet the minimum requirements to start a new Dollar Cost Averaging Program, then the additional premium will be allocated as identified in the previous Dollar Cost Averaging Program.

NOTE CAREFULLY:
..   If we do not receive all necessary information to begin a Special Dollar
    Cost Averaging Program within 30 days of allocating premium to the program, that premium will be transferred to the Traditional Dollar Cost Averaging fixed account.

If you discontinue a Dollar Cost Averaging Program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy anytime during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia, and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Separate Account VA P, under the laws of the State of Iowa on November 26, 2001. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying fund portfolios' prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.
(NASD).

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:
..   the administrative charge;
..   the surrender charge;
..   the mortality and expense risk fee;
..   revenues, if any, that we receive from the underlying fund portfolios or their managers; and
..   investment earnings on amounts allocated to the fixed account.

Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy--General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Managed Annuity Program-- Additional Information
Beneficiary Earnings Enhancement - Additional Information
Beneficiary Earnings Enhancement - Extra - Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                           HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market
------------------------------------
subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than
-----------------
the Transamerica Money Market subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

Adjusted Historical Performance Data. The following performance data is historic
------------------------------------
performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Tables 1-A, 1-B, and 1-C assume a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Tables 2-A, 2-B, and 2-C assume that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, the tables below do not reflect the charge for any optional riders.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2001, were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                          TABLE 1 - A
    Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/ (Assuming a Surrender Charge and No Managed Annuity
            Program, Liquidity Rider, Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement - Extra)
---------------------------------------------------------------------------------------------------------------------------------
                                                     Enhanced Death Benefit
                                        (Total Separate Account Annual Expenses: 1.50%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Corresponding
                                                                                                 10 Year         Portfolio
                                                                                                   or            Inception
Portfolio                                                                1 Year      5 Year     Inception          Date
---------------------------------------------------------------------------------------------------------------------------------
   Capital Guardian Global                                                                                   February 3, 1998
   Capital Guardian U.S. Equity                                                                               October 6, 2000
   Capital Guardian Value                                                                                      May 27, 1993
   Dreyfus Mid Cap                                                                                              May 3, 1999
   Federated Growth & Income                                                                                   March 1, 1994
   MFS High Yield                                                                                              June 1, 1998
   PIMCO Total Return                                                                                           May 1, 2002
   Third Avenue Value                                                                                         January 1, 1998
   T. Rowe Price Equity Income                                                                                January 3, 1995
   T. Rowe Price Growth Stock                                                                                   May 5, 1993
   Transamerica Equity                                                                                       December 1, 1980
   Transamerica Growth Opportunities                                                                            May 1, 2001
   Transamerica U.S. Government Securities                                                                     May 13, 1994
   Van Kampen Emerging Growth                                                                                  March 1, 1993
   AIM V.I. Basic Value Fund - Series II shares                                                             September 10, 2001
   AIM V.I. Growth Fund - Series II shares                                                                  September 20, 2001
   AIM V.I. Mid Cap Core Equity Fund - Series II shares                                                     September 10, 2001
   Franklin Small Cap Fund - Class 2                                                                         October 31, 1995
   Franklin Small Cap Value Securities Fund - Class 2                                                         April 30, 1998
   Mutual Shares Securities Fund - Class 2                                                                   November 8, 1996
   Templeton Foreign Securities Fund - Class 2                                                                  May 1, 1992
   Janus Aspen - Worldwide Growth Portfolio - Service Shares                                                September 13, 1993
   Colonial Small Cap Value Fund, Variable Series                                                              May 26, 2000
   Liberty Select Value Fund, Variable Series                                                                  May 29, 2000
   Fidelity - VIP Growth Portfolio - Service Class 2                                                          October 9, 1986
   Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2                                          December 5, 1998
   Fidelity - VIP Mid Cap Portfolio - Service Class 2                                                        December 28, 1998
   Wanger U.S. Smaller Companies                                                                                May 2, 1995
---------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                          TABLE 1 - B
    Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/ (Assuming a Surrender Charge and No Managed Annuity
            Program, Liquidity Rider, Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement - Extra)
---------------------------------------------------------------------------------------------------------------------------------
                                                  Annual Step-Up Death Benefit
                                        (Total Separate Account Annual Expenses: 1.40%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Corresponding
                                                                                                 10 Year         Portfolio
                                                                                                   or            Inception
Portfolio                                                                1 Year      5 Year     Inception          Date
---------------------------------------------------------------------------------------------------------------------------------
   Capital Guardian Global                                                                                   February 3, 1998
   Capital Guardian U.S. Equity                                                                               October 6, 2000
   Capital Guardian Value                                                                                      May 27, 1993
   Dreyfus Mid Cap                                                                                              May 3, 1999
   Federated Growth & Income                                                                                   March 1, 1994
   MFS High Yield                                                                                              June 1, 1998
   PIMCO Total Return                                                                                           May 1, 2002
   Third Avenue Value                                                                                         January 1, 1998
   T. Rowe Price Equity Income                                                                                January 3, 1995
   T. Rowe Price Growth Stock                                                                                   May 5, 1993
   Transamerica Equity                                                                                       December 1, 1980
   Transamerica Growth Opportunities                                                                            May 1, 2001
   Transamerica U.S. Government Securities                                                                     May 13, 1994
   Van Kampen Emerging Growth                                                                                  March 1, 1993
   AIM V.I. Basic Value Fund - Series II shares                                                             September 10, 2001
   AIM V.I. Growth Fund - Series II shares                                                                  September 20, 2001
   AIM V.I. Mid Cap Core Equity Fund - Series II shares                                                     September 10, 2001
   Franklin Small Cap Fund - Class 2                                                                         October 31, 1995
   Franklin Small Cap Value Securities Fund - Class 2                                                         April 30, 1998
   Mutual Shares Securities Fund - Class 2                                                                   November 8, 1996
   Templeton Foreign Securities Fund - Class 2                                                                  May 1, 1992
   Janus Aspen - Worldwide Growth Portfolio - Service Shares                                                September 13, 1993
   Colonial Small Cap Value Fund, Variable Series                                                              May 26, 2000
   Liberty Select Value Fund, Variable Series                                                                  May 29, 2000
   Fidelity - VIP Growth Portfolio - Service Class 2                                                          October 9, 1986
   Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2                                          December 5, 1998
   Fidelity - VIP Mid Cap Portfolio - Service Class 2                                                        December 28, 1998
   Wanger U.S. Smaller Companies                                                                                May 2, 1995
---------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                          TABLE 1 - C

    Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/ (Assuming a Surrender Charge and No Managed Annuity
            Program, Liquidity Rider, Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement - Extra)
---------------------------------------------------------------------------------------------------------------------------------
                                                Return of Premium Death Benefit
                                        (Total Separate Account Annual Expenses: 1.25%)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Corresponding
                                                                                                 10 Year         Portfolio
                                                                                                   or            Inception
Portfolio                                                                1 Year      5 Year     Inception          Date
---------------------------------------------------------------------------------------------------------------------------------
   Capital Guardian Global                                                                                   February 3, 1998
   Capital Guardian U.S. Equity                                                                               October 6, 2000
   Capital Guardian Value                                                                                      May 27, 1993
   Dreyfus Mid Cap                                                                                              May 3, 1999
   Federated Growth & Income                                                                                   March 1, 1994
   MFS High Yield                                                                                              June 1, 1998
   PIMCO Total Return                                                                                           May 1, 2002
   Third Avenue Value                                                                                         January 1, 1998
   T. Rowe Price Equity Income                                                                                January 3, 1995
   T. Rowe Price Growth Stock                                                                                   May 5, 1993
   Transamerica Equity                                                                                       December 1, 1980
   Transamerica Growth Opportunities                                                                            May 1, 2001
   Transamerica U.S. Government Securities                                                                     May 13, 1994
   Van Kampen Emerging Growth                                                                                  March 1, 1993
   AIM V.I. Basic Value Fund - Series II shares                                                             September 10, 2001
   AIM V.I. Growth Fund - Series II shares                                                                  September 20, 2001
   AIM V.I. Mid Cap Core Equity Fund - Series II shares                                                     September 10, 2001
   Franklin Small Cap Fund - Class 2                                                                         October 31, 1995
   Franklin Small Cap Value Securities Fund - Class 2                                                         April 30, 1998
   Mutual Shares Securities Fund - Class 2                                                                   November 8, 1996
   Templeton Foreign Securities Fund - Class 2                                                                  May 1, 1992
   Janus Aspen - Worldwide Growth Portfolio - Service Shares                                                September 13, 1993
   Colonial Small Cap Value Fund, Variable Series                                                              May 26, 2000
   Liberty Select Value Fund, Variable Series                                                                  May 29, 2000
   Fidelity - VIP Growth Portfolio - Service Class 2                                                          October 9, 1986
   Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2                                          December 5, 1998
   Fidelity - VIP Mid Cap Portfolio - Service Class 2                                                        December 28, 1998
   Wanger U.S. Smaller Companies                                                                                May 2, 1995
---------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

---------------------------------------------------------------------------------------------------------------------------------
                                                          TABLE 2 - A
  Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/ (Assuming No Surrender Charge, Managed Annuity Program,
                Liquidity Rider, Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement - Extra)
---------------------------------------------------------------------------------------------------------------------------------
                                                     Enhanced Death Benefit
                                        (Total Separate Account Annual Expenses: 1.50%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Corresponding
                                                                                                 10 Year         Portfolio
                                                                                                   or            Inception
Portfolio                                                                1 Year      5 Year     Inception          Date
---------------------------------------------------------------------------------------------------------------------------------
   Capital Guardian Global                                                                                   February 3, 1998
   Capital Guardian U.S. Equity                                                                               October 6, 2000
   Capital Guardian Value                                                                                      May 27, 1993
   Dreyfus Mid Cap                                                                                              May 3, 1999
   Federated Growth & Income                                                                                   March 1, 1994
   MFS High Yield                                                                                              June 1, 1998
   PIMCO Total Return                                                                                           May 1, 2002
   Third Avenue Value                                                                                         January 1, 1998
   T. Rowe Price Equity Income                                                                                January 3, 1995
   T. Rowe Price Growth Stock                                                                                   May 5, 1993
   Transamerica Equity                                                                                       December 1, 1980
   Transamerica Growth Opportunities                                                                            May 1, 2001
   Transamerica U.S. Government Securities                                                                     May 13, 1994
   Van Kampen Emerging Growth                                                                                  March 1, 1993
   AIM V.I. Basic Value Fund - Series II shares                                                             September 10, 2001
   AIM V.I. Growth Fund - Series II shares                                                                  September 20, 2001
   AIM V.I. Mid Cap Core Equity Fund - Series II shares                                                     September 10, 2001
   Franklin Small Cap Fund - Class 2                                                                         October 31, 1995
   Franklin Small Cap Value Securities Fund - Class 2                                                         April 30, 1998
   Mutual Shares Securities Fund - Class 2                                                                   November 8, 1996
   Templeton Foreign Securities Fund - Class 2                                                                  May 1, 1992
   Janus Aspen - Worldwide Growth Portfolio - Service Shares                                                September 13, 1993
   Colonial Small Cap Value Fund, Variable Series                                                              May 26, 2000
   Liberty Select Value Fund, Variable Series                                                                  May 29, 2000
   Fidelity - VIP Growth Portfolio - Service Class 2                                                          October 9, 1986
   Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2                                          December 5, 1998
   Fidelity - VIP Mid Cap Portfolio - Service Class 2                                                        December 28, 1998
   Wanger U.S. Smaller Companies                                                                                May 2, 1995
---------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                          TABLE 2 - B
  Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/ (Assuming No Surrender Charge, Managed Annuity Program,
                Liquidity Rider, Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement - Extra)
---------------------------------------------------------------------------------------------------------------------------------
                                                  Annual Step-Up Death Benefit
                                        (Total Separate Account Annual Expenses: 1.40%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Corresponding
                                                                                                 10 Year         Portfolio
                                                                                                   or            Inception
Portfolio                                                                1 Year      5 Year     Inception          Date
---------------------------------------------------------------------------------------------------------------------------------
   Capital Guardian Global                                                                                   February 3, 1998
   Capital Guardian U.S. Equity                                                                               October 6, 2000
   Capital Guardian Value                                                                                      May 27, 1993
   Dreyfus Mid Cap                                                                                              May 3, 1999
   Federated Growth & Income                                                                                   March 1, 1994
   MFS High Yield                                                                                              June 1, 1998
   PIMCO Total Return                                                                                           May 1, 2002
   Third Avenue Value                                                                                         January 1, 1998
   T. Rowe Price Equity Income                                                                                January 3, 1995
   T. Rowe Price Growth Stock                                                                                   May 5, 1993
   Transamerica Equity                                                                                       December 1, 1980
   Transamerica Growth Opportunities                                                                            May 1, 2001
   Transamerica U.S. Government Securities                                                                     May 13, 1994
   Van Kampen Emerging Growth                                                                                  March 1, 1993
   AIM V.I. Basic Value Fund - Series II shares                                                             September 10, 2001
   AIM V.I. Growth Fund - Series II shares                                                                  September 20, 2001
   AIM V.I. Mid Cap Core Equity Fund - Series II shares                                                     September 10, 2001
   Franklin Small Cap Fund - Class 2                                                                         October 31, 1995
   Franklin Small Cap Value Securities Fund - Class 2                                                         April 30, 1998
   Mutual Shares Securities Fund - Class 2                                                                   November 8, 1996
   Templeton Foreign Securities Fund - Class 2                                                                  May 1, 1992
   Janus Aspen - Worldwide Growth Portfolio - Service Shares                                                September 13, 1993
   Colonial Small Cap Value Fund, Variable Series                                                              May 26, 2000
   Liberty Select Value Fund, Variable Series                                                                  May 29, 2000
   Fidelity - VIP Growth Portfolio - Service Class 2                                                          October 9, 1986
   Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2                                          December 5, 1998
   Fidelity - VIP Mid Cap Portfolio - Service Class 2                                                        December 28, 1998
   Wanger U.S. Smaller Companies                                                                                May 2, 1995
---------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                          TABLE 2 - C
  Hypothetical (Adjusted Historical) Average Annual Total Returns /(1)/ (Assuming No Surrender Charge, Managed Annuity Program,
                Liquidity Rider, Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement - Extra)
---------------------------------------------------------------------------------------------------------------------------------
                                                Return of Premium Death Benefit
                                        (Total Separate Account Annual Expenses: 1.25%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Corresponding
                                                                                                 10 Year         Portfolio
                                                                                                   or            Inception
Portfolio                                                                1 Year      5 Year     Inception          Date
---------------------------------------------------------------------------------------------------------------------------------
   Capital Guardian Global                                                                                   February 3, 1998
   Capital Guardian U.S. Equity                                                                               October 6, 2000
   Capital Guardian Value                                                                                      May 27, 1993
   Dreyfus Mid Cap                                                                                              May 3, 1999
   Federated Growth & Income                                                                                   March 1, 1994
   MFS High Yield                                                                                              June 1, 1998
   PIMCO Total Return                                                                                           May 1, 2002
   Third Avenue Value                                                                                         January 1, 1998
   T. Rowe Price Equity Income                                                                                January 3, 1995
   T. Rowe Price Growth Stock                                                                                   May 5, 1993
   Transamerica Equity                                                                                       December 1, 1980
   Transamerica Growth Opportunities                                                                            May 1, 2001
   Transamerica U.S. Government Securities                                                                     May 13, 1994
   Van Kampen Emerging Growth                                                                                  March 1, 1993
   AIM V.I. Basic Value Fund - Series II shares                                                             September 10, 2001
   AIM V.I. Growth Fund - Series II shares                                                                  September 20, 2001
   AIM V.I. Mid Cap Core Equity Fund - Series II shares                                                     September 10, 2001
   Franklin Small Cap Fund - Class 2                                                                         October 31, 1995
   Franklin Small Cap Value Securities Fund - Class 2                                                         April 30, 1998
   Mutual Shares Securities Fund - Class 2                                                                   November 8, 1996
   Templeton Foreign Securities Fund - Class 2                                                                  May 1, 1992
   Janus Aspen - Worldwide Growth Portfolio - Service Shares                                                September 13, 1993
   Colonial Small Cap Value Fund, Variable Series                                                              May 26, 2000
   Liberty Select Value Fund, Variable Series                                                                  May 29, 2000
   Fidelity - VIP Growth Portfolio - Service Class 2                                                          October 9, 1986
   Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2                                          December 5, 1998
   Fidelity - VIP Mid Cap Portfolio - Service Class 2                                                        December 28, 1998
   Wanger U.S. Smaller Companies                                                                                May 2, 1995
---------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

*******************************************************************************
The information in this supplement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
*******************************************************************************


                 Subject to Completion, Issued October 21, 2002


                      FLEXIBLE PREMIUM VARIABLE ANNUITY - A

                                    Issued by

                       TRANSAMERICA LIFE INSURANCE COMPANY

                        Supplement Dated December 1, 2002
                                     To The
                        Prospectus Dated December 1, 2002

The following investment choices are hereby added to your policy:

AEGON/TRANSAMERICA SERIES FUND, INC.

Union Planters Investment Advisors, Inc.

Select + Aggressive
Select + Growth & Income
Select + Conservative

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

                            ANNUITY POLICY FEE TABLE

The following information hereby supplements the Annuity Policy Fee Table contained in the prospectus.


-------------------------------------------------------------------------------------------------------------------------------
                                              Portfolio Annual Expenses(1)
                  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Total
                                                                                                          Rule     Portfolio
                                                                               Management      Other      12b-1      Annual
Portfolio                                                                         Fees       Expenses     Fees      Expenses
-------------------------------------------------------------------------------------------------------------------------------

  Select + Aggressive
  Select + Growth & Income
  Select + Conservative

-------------------------------------------------------------------------------------------------------------------------------

(1) The fee table information relating to the underlying fund portfolios was provided to Transamerica by the underlying funds portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

                                    EXAMPLES

The following information hereby supplements the Examples contained in the prospectus.


EXAMPLES A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming no optional riders or features have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Annual Step-Up Death Benefit
C = Enhanced Death Benefit

                 Subject to Completion, Issued October 21, 2002



------------------------------------------------------------------------------------------------------------------------------
                                                                                            If the Policy is annuitized at
                                                          If the Policy is surrendered      the end of the applicable time
                                                          at the end of the applicable     period or if the Policy is still
                                                                  time period.                in the accumulation phase.
                                                      ------------------------------------------------------------------------
                                                              1                 3                 1                3
Subaccounts                                                  Year             Years             Year             Years
------------------------------------------------------------------------------------------------------------------------------

                                                  ----------------------------------------------------------------------------
Select + Aggressive                                A
                                                  ----------------------------------------------------------------------------
                                                   B
                                                  ----------------------------------------------------------------------------
                                                   C
------------------------------------------------------------------------------------------------------------------------------
Select + Growth & Income                           A
                                                  ----------------------------------------------------------------------------
                                                   B
                                                  ----------------------------------------------------------------------------
                                                   C
------------------------------------------------------------------------------------------------------------------------------
Select + Conservative                              A
                                                  ----------------------------------------------------------------------------
                                                   B
                                                  ----------------------------------------------------------------------------
                                                   C
------------------------------------------------------------------------------------------------------------------------------


EXAMPLES B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the Managed Annuity Program, the Liquidity Rider, and the Beneficiary Earnings Enhancement - Extra have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Annual Step-Up Death Benefit
C = Enhanced Death Benefit



------------------------------------------------------------------------------------------------------------------------------
                                                                                            If the Policy is annuitized at
                                                          If the Policy is surrendered      the end of the applicable time
                                                          at the end of the applicable     period or if the Policy is still
                                                                  time period.                in the accumulation phase.
                                                      ------------------------------------------------------------------------
                                                              1                 3                 1                3
Subaccounts                                                  Year             Years             Year             Years
------------------------------------------------------------------------------------------------------------------------------

                                                  ----------------------------------------------------------------------------
Select + Aggressive                                A
                                                  ----------------------------------------------------------------------------
                                                   B
                                                  ----------------------------------------------------------------------------
                                                   C
------------------------------------------------------------------------------------------------------------------------------
Select + Growth & Income                           A
                                                  ----------------------------------------------------------------------------
                                                   B
                                                  ----------------------------------------------------------------------------
                                                   C
------------------------------------------------------------------------------------------------------------------------------
Select + Conservative                              A
                                                  ----------------------------------------------------------------------------
                                                   B
                                                  ----------------------------------------------------------------------------
                                                   C
------------------------------------------------------------------------------------------------------------------------------


Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. Since the underlying fund portfolios had not commenced operations as of December 31, 2001, these Examples include estimated expenses of the underlying fund portfolios, including estimates of any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

                 Subject to Completion, Issued October 21, 2002


The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In these examples, the annual $30 service charge is reflected as a charge of 0.1000% based on an average policy value of $30,000.00 (as of December 31, 2001).

Financial Information. The Select + Aggressive, Select + Growth & Income and Select + Conservative had not commenced operations as of December 31, 2001, therefore comparable information is not available.

                 Subject to Completion, Issued October 21, 2002


                                   APPENDIX B

                           HISTORICAL PERFORMANCE DATA


The following information hereby supplements the Historical Performance Data contained in the prospectus.

Standardized Performance Data and Non-Standardized Performance Data

The Select + Aggressive Subaccount, Select + Growth & Income Subaccount and Select + Conservative Subaccount had not commenced operations as of December 31, 2001, therefore, comparable data is not available.

Non-Standardized Performance Data

The Select + Aggressive portfolio, Select + Growth & Income portfolio and Select + Conservative portfolio had not commenced operations as of December 31, 2001, therefore, comparable data is not available.

*******************************************************************************
The information in this supplement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
*******************************************************************************

                 Subject to Completion, Issued October 21, 2002

                      FLEXIBLE PREMIUM VARIABLE ANNUITY - A

                                    Issued by

                       TRANSAMERICA LIFE INSURANCE COMPANY

                        Supplement Dated __________, 2002

                                     to the

                         Prospectus dated ________, 2002

An optional "premium enhancement" rider is available at the time you buy your Flexible Premium Variable Annuity - A. If you elect this rider, each premium payment for the first four policy years will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider in your state.

-------------------------------------------------------------------------------------------------------------------------------
                                        ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)*
-------------------------------------------------------------------------------------------------------------------------------
                                                                                Separate Account Annual Expenses
                   Policy Owner Transaction Expenses                       (as a percentage of average account value)
-------------------------------------------------------------------------------------------------------------------------------
  Sales Load On Purchase Payments                             0      Mortality and Expense Risk Fees(7)               1.10%
  Maximum Surrender Charge                                           Administrative Charge                            0.15%
   (as a % of Premium Payments Surrendered)(1)                8%                                                      -----
                                                                     TOTAL SEPARATE ACCOUNT
  Annual Service Charge(2)                    $0 - $30 Per Policy    ANNUAL EXPENSES                                  1.25%
  Transfer Fee(3)                                        $0 - $10
                                                                     Optional Separate Account Expenses:
                                                                     -----------------------------------
  Optional Rider Fees:                                               Annual Step-Up Death Benefit(8)                  0.15%
  --------------------                                               Enhanced Death Benefit(9)                        0.25%
  Managed Annuity Program(4)                                0.45%    Liquidity Rider(10)                              0.50%
  Beneficiary Earnings Enhancement(5)                       0.25%    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
  Beneficiary Earnings Enhancement - Extra(6)         0.50%-0.60%    HIGHEST OPTIONAL SEPARATE ACCOUNT
                                                                     EXPENSES(11)                                     2.00%
-------------------------------------------------------------------------------------------------------------------------------
                                                   Portfolio Annual Expenses(12)
                  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Total
                                                                                                          Rule     Portfolio
                                                                               Management      Other      12b-1      Annual
                                                                                  Fees       Expenses     Fees      Expenses
-------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Global                                                        1.05%         0.29%      0.00%      1.34%
  Capital Guardian U.S. Equity                                                   0.85%         0.23%      0.00%      1.08%
  Capital Guardian Value                                                         0.85%         0.09%      0.00%      0.94%
  Dreyfus Mid Cap                                                                0.85%         0.15%      0.00%      1.00%
  Federated Growth & Income                                                      0.75%         0.11%      0.00%      0.86%
-------------------------------------------------------------------------------------------------------------------------------

                 Subject to Completion, Issued October 21, 2002

-------------------------------------------------------------------------------------------------------------------------------
                                            ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)*
-------------------------------------------------------------------------------------------------------------------------------
                                                     Portfolio Annual Expenses(12)
                  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Total
                                                                                                          Rule     Portfolio
                                                                               Management      Other      12b-1      Annual
                                                                                  Fees       Expenses     Fees      Expenses
-------------------------------------------------------------------------------------------------------------------------------
  MFS High Yield                                                                 0.77%         0.33%      0.00%      1.10%
  PIMCO Total Return(13)                                                         0.70%         0.50%      0.00%      1.20%
  Third Avenue Value                                                             0.80%         0.12%      0.00%      0.92%
  T. Rowe Price Equity Income                                                    0.80%         0.10%      0.00%      0.90%
  T. Rowe Price Growth Stock                                                     0.80%         0.11%      0.00%      0.91%
  Transamerica Equity                                                            0.75%         0.10%      0.00%      0.85%
  Transamerica Growth Opportunities                                              0.85%         0.35%      0.00%      1.20%
  Transamerica Money Market                                                      0.35%         0.04%      0.00%      0.39%
  Transamerica U.S. Government Securities                                        0.65%         0.10%      0.00%      0.75%
  Van Kampen Emerging Growth                                                     0.80%         0.12%      0.00%      0.92%
  AIM V.I. Basic Value Fund - Series II shares(14)                               0.73%         0.57%      0.15%      1.45%
  AIM V.I. Growth Fund - Series II shares                                        0.62%         0.26%      0.25%      1.13%
  AIM V.I. Mid Cap Core Equity Fund - Series II shares(15)                       0.73%         0.51%      0.25%      1.45%
  Franklin Small Cap Fund - Class 2(16)                                          0.45%         0.31%      0.25%      1.01%
  Franklin Small Cap Value Securities Fund - Class 2(17)                         0.57%         0.20%      0.25%      1.02%
  Mutual Shares Securities Fund - Class 2                                        0.60%         0.19%      0.25%      1.04%
  Templeton Foreign Securities Fund - Class 2(18)                                0.68%         0.22%      0.25%      1.15%
  Janus Aspen - Worldwide Growth Portfolio - Service Shares(19)                  0.65%         0.04%      0.25%      0.94%
  Colonial Small Cap Value Fund, Variable Series(20)                             0.80%         0.30%      0.00%      1.10%
  Liberty Select Value Fund, Variable Series(21)                                 0.70%         0.40%      0.00%      1.10%
  Fidelity - VIP Growth Portfolio - Service Class 2(22)                          0.58%         0.10%      0.25%      0.93%
  Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2               0.43%         0.14%      0.25%      0.82%
  Fidelity - VIP Mid Cap Portfolio - Service Class 2(22)                         0.58%         0.11%      0.25%      0.94%
  Fidelity - VIP Growth - Service Class 2(22)                                    0.58%         0.10%      0.25%      0.93%
  Fidelity - VIP High Income - Service Class 2(22)                               0.58%         0.15%      0.25%      0.98%
  Fidelity - VIP Index 500 - Service Class 2(23)                                 0.24%         0.04%      0.25%      0.53%
  Wanger U.S. Smaller Companies                                                  0.94%         0.05%      0.00%      0.99%
-------------------------------------------------------------------------------------------------------------------------------

*During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(1) The surrender charge is decreased based on the number of years since the premium payment was made, from 8% in the year in which the premium payment was made to 0% after the seventh anniversary after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment unless you annuitize under the Life with Emergency Cash/SM/ payment option. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account.

     If you select the Life with Emergency Cash/SM/ annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(2) The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account's policy value as a percentage of the policy's total policy value.

                 Subject to Completion, Issued October 21, 2002

(3) The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(4) The Managed Annuity Program fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See
     Section 5, Expenses.

(5) The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(6) The annual Beneficiary Earnings Enhancement-Extra fee is 0.50% or 0.60% of the policy in the subaccounts for the 50% and 75% initial death benefit option, respectively.

(7) The mortality and expense risk fee shown (1.10%) is for the "Return of Premium Death Benefit".

(8) The fee for the Annual Step-Up Death Benefit is in addition to the mortality and expense risk fee (1.10%).

(9) The fee for the Enhanced Death Benefit is in addition to the mortality and expense risk fee (1.10%).

(10) The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.10%). This fee is only charged for the first three policy years.

(11) The Enhanced Death Benefit fee and Liquidity Rider fee are included herein. The Annual Step-Up Death Benefit fee is not included herein since it is less expensive than the Enhanced Death Benefit and the two optional death benefits may not be elected together.

(12) The fee table information relating to the underlying fund portfolios is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13) Because the portfolio commenced operations on or about May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.

(14) The Investment advisor has agreed to waive fees and/or reimburse Rule 12b-1 distribution plan expenses (excluding interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total Series II operating expenses to 1.45% of average daily net assets until December 31, 2002. Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund - Series II was 1.55%.

(15) The fund's distributor has agreed to waive advisory fees of Series II shares (excluding interest, taxes, dividend expenses or short sales, extraordinary items and increases in expenses due to offset arrangements, if any) to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 1.45%.

(16) For the Franklin Small Cap Fund - Class 2, the manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.09%.

(17) For the Franklin Small Cap Value Securities Fund - Class 2, the manager has agreed to advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money market fund . This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.05%.

(18) For the Templeton Foreign Securities Fund - Class 2, the manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.16%.

                 Subject to Completion, Issued October 21, 2002

(19) Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.

(20) Other Expenses and Total Portfolio Annual Expenses before waivers and/or reimbursements were 0.52% and 1.32%, respectively.

(21) Other Expenses and Total Portfolio Annual Expenses before waivers and/or reimbursements were 0.88% and 1.58%, respectively.

(22) The expenses presented in the table are shown without brokerage/custodial expense reductions. With these reductions, the portfolios' other expenses and total expenses would have been: Growth Portfolio - 0.07% and 0.90%; and Mid Cap Portfolio - 0.05% and 0.88%.

                 Subject to Completion, Issued October 21, 2002

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the Managed Annuity Program, and the Beneficiary Earnings Enhancement - Extra have been selected.

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Annual Step-Up Death Benefit
C = Enhanced Death Benefit

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                           If the Policy is surrendered       the end of the applicable time
                                                           at the end of the applicable      period or if the Policy is still
                                                                   time period.                 in the accumulation phase.
                                                       --------------------------------------------------------------------------
                                                               1                 3                  1                 3
  Subaccounts                                                 Year             Years              Year              Years
---------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Global                           A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Capital Guardian U.S. Equity                       A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Capital Guardian Value                             A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Dreyfus Mid Cap                                    A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Federated Growth & Income                          A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
MFS High Yield                                     A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

PIMCO Total Return                                 A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Third Avenue Value                                 A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income                        A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Growth Stock                         A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Transamerica Equity                                A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Transamerica Growth Opportunities                  A
                                                 --------------------------------------------------------------------------------
                                                   B
                                                 --------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

                 Subject to Completion, Issued October 21, 2002

EXAMPLES TABLE B - continued...


---------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                           If the Policy is surrendered       the end of the applicable time
                                                           at the end of the applicable      period or if the Policy is still
                                                                   time period.                 in the accumulation phase.
                                                       --------------------------------------------------------------------------
                                                               1                 3                  1                 3
  Subaccounts                                                 Year             Years              Year              Years
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Transamerica Money Market                          A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Transamerica U.S. Government Securities            A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Van Kampen Emerging Growth                         A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Fund - Series II shares       A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund - Series II shares            A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund -                A
                                                  -------------------------------------------------------------------------------
     Series II shares                              B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Fund - Class 2                  A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Value Securities Fund -         A
                                                  -------------------------------------------------------------------------------
     Class 2                                       B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund - Class 2            A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Securities Fund - Class 2        A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Janus Aspen - Worldwide Growth -                   A
                                                  -------------------------------------------------------------------------------
     Service Shares                                B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Colonial Small Cap Value Fund,                     A
                                                  -------------------------------------------------------------------------------
     Variable Series                               B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Liberty Select Value Fund, Variable Series         A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Fidelity - VIP Growth - Service Class 2            A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Fidelity - VIP Investment Grade Bond -             A
                                                  -------------------------------------------------------------------------------
     Service Class 2                               B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

                 Subject to Completion, Issued October 21, 2002

EXAMPLES TABLE B - continued...

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                           If the Policy is surrendered       the end of the applicable time
                                                           at the end of the applicable      period or if the Policy is still
                                                                   time period.                 in the accumulation phase.
                                                       --------------------------------------------------------------------------
                                                               1                 3                  1                 3
  Subaccounts                                                 Year             Years              Year              Years
---------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Mid Cap - Service Class 2           A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------
Wanger U. S. Smaller Companies                     A
                                                  -------------------------------------------------------------------------------
                                                   B
                                                  -------------------------------------------------------------------------------
                                                   C
---------------------------------------------------------------------------------------------------------------------------------

Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2001 expenses of the underlying fund portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

In these examples, the annual $30 service charge is reflected as a charge of 0.1000% based on an average policy value of $30,000 (as of December 31, 2001).

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

Premium Enhancement

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first four policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 1.5%; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Transamerica may take back or "recapture" the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

o exercise of the right to cancel option;
o exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;
o a death benefit is payable within one year from the time we apply the premium enhancement; or
o annuitization within one year from the time we apply the premium enhancement.

In certain circumstances, you might be worse off because of the premium enhancement. This would happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). This could also happen your investment options do not perform well enough to offset the additional costs associated with the premium enhancement.


Rider Fee. There is no specific charge for the premium enhancement but the
---------
surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

                 Subject to Completion, Issued October 21, 2002

Surrender Charge. You can surrender up to 10% of your policy value (measured at
----------------
the time of surrender) each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Please note that if you elect this rider, your "free amount" is not cumulative, unlike the base policy which has a cumulative free amount. See Sections 5, EXPENSES and Section 6, ACCESS TO YOUR MONEY in the prospectus. This non-cumulative nature of the free amount may increase the amount of surrender charge you pay for a full or partial surrender.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment if you elect the premium enhancement rider:

--------------------------------- ------------------------------
        Number of Years                 Surrender Charge
         Since Premium                 (as a percentage of
          Payment Date                premium surrendered)
--------------------------------- ------------------------------
              0-1                              8%
              1-2                              8%
              2-3                              6%
              3-4                              6%
              4-5                              5%
              5-6                              4%
              6-7                              2%
          more than 7                          0%
--------------------------------- ------------------------------

Other. You cannot elect both the L-Share rider and this premium
-----
enhancement rider.

Termination. The rider is irrevocable.
-----------



           The premium enhancement rider may vary for certain policies and may not be available for all policies.